Leases (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases
Operating lease cost (included in general and administrative in the Company's statement of operations)	$ 8,896	$ 20,757
Average discount rate - operating lease	10.00%	10.00%
Cash paid for amounts included in the measurement of lease liabilities for the year ended December 31, 2023	$ 8,550	$ 19,950
Weighted average remaining lease term - operating leases (in years)	2 years 2 months 1 day	2 years 5 months 1 day